Trade and other receivables - Summary of Trade and other receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Trade receivables	$ 141	$ 120
Less: Loss allowance (see Note 26)	(22)	(20)
Trade receivables, net	119	100
Payment cycle receivables	93	108
Less: Loss allowance	(16)	(21)
Payment cycle receivables, net	77	87
Trade and other current receivables	$ 196	$ 187